Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
Schedule of Property and Equipment, Net [Line Items]
Total	RM 831,963	$ 203,813	RM 829,213
Accumulated depreciation	(140,043)	(34,307)	(109,856)
Property and equipment, net	691,920	169,505	719,357
Freehold Property [Member]
Schedule of Property and Equipment, Net [Line Items]
Total	558,000	136,698	558,000
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total	28,372	6,951	25,622
Motor vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Total	220,000	53,895	220,000
Renovation [Member]
Schedule of Property and Equipment, Net [Line Items]
Total	25,054	6,138	25,054
Office furniture and fittings [Member]
Schedule of Property and Equipment, Net [Line Items]
Total	RM 537	$ 132	RM 537